Related parties - Summary of Remuneration to Related Parties (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
MSR Policy [Member]
Disclosure of transactions between related parties [line items]
Deferred In Bonus Percentage Related To Defined Benefit Plan	40.00%
Deferred Cash Bonus Conversion Into Restricted Shares	$ 78,398	$ 77,955
Annual Performance Bonus	195,995	194,888
N Holland [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	424,550	416,670
P Schmidt [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	129,600	127,190
B Mattison [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	92,100	90,370
S Reid [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Services received from related party	34,960	14,351
A Andani [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Services received from related party	$ 69,682	$ 70,021